RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 22- RELATED PARTY TRANSACTIONS

Our transactions with related parties involve compensation arrangements for our officers and directors, including current compensation, share-based compensation, and compensation under options. We also paid service fees to two corporations controlled by two of our officers

1. Notes payable to related party (See Notes 9 and 12 above)	5,244,892

2. Compensation to officers and directors. Stock option-based compensation recognized during the year totalled $1,435,500, comprising Dr. Paul Averback $812,250, Mr. James G. Robinson $489,000, Mr. Patrick Doody $120,000, Dr. David Morse $11,250 and Ms. Lin Dodd $3,000. In addition, the 3,000,000 shares owed to Dr. Averback under his employment arrangement were valued at $272,500. Total related party compensation for the year was therefore $1,708,000, of which $1,448,750 was attributable to general and administrative expense and $259,250 to research and development, consistent with Note 14.	1,708,000

At December 31, 2025 the Corporation owed $54,743 (2024: $27,368) to directors and officers for expense reimbursements and fees, comprising Dr. Paul Averback $8,368 (2024: $8,368), Mr. Patrick Doody $36,375 (2024: $9,000) and Dr. David Morse $10,000 (2024: $10,000). These amounts are unsecured, non-interest bearing and payable on demand, and are presented as accounts payable to related parties on the consolidated statements of financial position.

Total Transactions for year	$6,952,892

Executive officers and directors participate in the Corporation’s stock option plan. Executive officers are covered under the Corporation’s health plan.

No common shares were issued to Mr. Robinson, and no portion of the loan or accrued interest thereon was converted into common shares, during the years ended December 31, 2025 and December 31, 2024. The Loan Convertible Option granted under the Addendum dated November 14, 2024 remained unexercised at December 31, 2025. Amounts presented above as notes payable to a related party comprise loan advances and accrued interest outstanding and do not represent amounts converted into share capital.

Notes payable to a related party of $5,244,892 comprises principal advances, advances for legal expenses paid on the Corporation's behalf, and unrelated advances. Equity components of $255,694 were recognized on initial recognition of the conversion feature described in Note 9, comprising $218,775 in 2024 and $36,919 on additional advances received during 2025, and are not subsequently remeasured. The resulting discount is amortized on a straight-line basis to the respective maturity dates, of which $123,788 was recognized as interest expense for the year ended December 31, 2025 ($109,387 relating to the 2024 equity component and $14,401 to the 2025 equity components). The unamortized discount at December 31, 2025 was therefore $131,906, and the carrying amount presented within current liabilities as advances from a related party was $5,112,986.

Key management personnel compensation of $1,708 thousand comprises share-based compensation attributable to directors and executives of the Corporation, of which $1,448,750 is included in general and administrative expense and $259,250 in research and development expense. This represents the whole of the share-based compensation recognized for the year as disclosed in Note 14; no amount was awarded to recipients outside key management personnel.

 Key management personnel compensation is comprised of:

In Thousands of US Dollars
Description	2025	2024	2023
Salary and Compensation	$-	$-	$157
Short-term employee benefits	2	2	2
Stock-based compensation	1,708	671	3,357
Total	$1,710	$673	$3,516

Total honorariums earned by the independent directors of the Corporation for participation in Board and Committee meetings were nil for the years ended December 31, 2025, 2024 and 2023, respectively.

The former Chief Financial Officer received salary compensation as an individual in the amount of $62,500 for the year ended December 31, 2023. We also made payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $46,066 for the year ended December 31, 2023.

The former Corporate Legal Counsel received no salary compensation as an individual and received no deferred or incentive compensation. We made payments based on contract for services rendered to a corporation controlled by him. Amounts paid under this arrangement were $141,717, $496,450 and $435,289 for the years ended December 31, 2023, 2022 and 2021, respectively.

On April 17, 2023, we signed a short-term loan agreement with the company’s director, James G, Robinson. The principal amount of the loan is $1,000,000 of which $500,000 was received on April 25, 2023, $250,000 was received on June 5, 2023 and $250,000 was received on July 3, 2023. The Loan was paid off and settled in full on August 28, 2023. This Loan Agreement is re-issued as the “October 2, 2023 Loan Agreement” with the company’s director, James G, Robinson. The company received the first loan payment of $500,000 on October 11, 2023 and the second loan payment of $250,000 on October 31, 2023 per the agreement. The principal of the original loan in the amount of $1,000,000 was converted into 1,000,000 shares of stock.

On November 14, 2024, the Company entered into an Addendum to the October 2, 2023, Extension to the Loan Agreement dated April 17, 2023, extending the total loan amount to $3,000,000 and providing Mr. Robinson with an option to convert the Amount due plus interest, upon notification to Nymox, into common shares at a purchase price of $0.30 (30 cents) per share, the option to be exercisable up to and until December 31, 2026. The term of the Addendum is 24 months and expires on December 31, 2026, automatically extendible an additional 24 months unless refused by either party.

The above honorariums payment to directors and professional service fee paid to officers’ related party are part of the company’s G&A expense.